Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B		Additional paid-in capital	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total Lichen International Ltd shareholders’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2021		$ 1	[1]		[1],[2]	$ 1,487	$ 789	$ 33,014	$ 1,541	$ 36,832		$ 36,832
Balance (in Shares) at Dec. 31, 2021	[1]	67,500		45,000
Net income (loss)			[1]		[1]			7,818		7,818		7,818
Foreign currency translation adjustments			[1]		[1]				(3,541)	(3,541)		(3,541)
Balance at Dec. 31, 2022		$ 1	[1]		[1],[2]	1,487	789	40,832	(2,000)	41,109		41,109
Balance (in Shares) at Dec. 31, 2022	[1]	67,500		45,000
Net income (loss)			[1]		[1]			8,338		8,338		8,338
Net Proceeds from the initial public offering			[1],[2]		[1]	13,406				13,406		13,406
Net Proceeds from the initial public offering (in Shares)	[1]	20,000
Appropriation of for statutory reserve			[1]		[1]		948	(948)
Foreign currency translation adjustments			[1]		[1]				(1,433)	(1,433)		(1,433)
Balance at Dec. 31, 2023		$ 1	[1]		[1],[2]	14,893	1,737	48,222	(3,433)	61,420		61,420
Balance (in Shares) at Dec. 31, 2023	[1]	87,500		45,000
Net income (loss)			[1]		[1]			(6,139)		(6,139)	19	(6,120)
Ordinary shares issue for cash		$ 3	[1]		[1]	15,049				15,052		15,052
Ordinary shares issue for cash (in Shares)	[1]	351,900
Share based compensation (Note 15)			[1],[2]		[1]	3,413				3,413		3,413
Share based compensation (Note 15) (in Shares)	[1]	10,100
Business acquisition			[1]		[1]						2,364	2,364
Foreign currency translation adjustments			[1]		[1]				(564)	(564)		(564)
Balance at Dec. 31, 2024		$ 4	[1]		[1],[2]	$ 33,355	$ 1,737	$ 42,083	$ (3,997)	$ 73,182	$ 2,383	$ 75,565
Balance (in Shares) at Dec. 31, 2024	[1]	449,500		45,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	Represents amount less than $1,000.